Employment - Summary of Average Number of Employees (Detail) - Continuing operations [member] - Employees	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of average number of employees [line items]
Average number of employees	77,099	80,251	80,889
Americas Materials [member]
Disclosure of average number of employees [line items]
Average number of employees	27,412	28,576	27,272
Europe materials [member]
Disclosure of average number of employees [line items]
Average number of employees	26,785	27,238	27,218
Building Products [member]
Disclosure of average number of employees [line items]
Average number of employees	22,902	24,437	26,399